Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Account Plan
Master Trust
Schedule of financial information and Statements of Changes in Net Assets of the Master Trust

	2025		2024
		Plan's Interest		Plan's Interest
	Master Trust	in Master Trust	Master Trust	in Master Trust
	Balance	Balances	Balance	Balances

Investments at Fair Value:
Cash and Cash Equivalents	$2,984	$2,968	$15,910	$15,808
Corporate Stocks	466,817	464,252	1,249,670	1,241,691
Corporate Bonds	940,118	934,951	132,997	132,148
Collective Trusts/Comingled Funds	9,101,623	9,051,601	7,694,362	7,645,234
Total Investments at Fair Value	$10,511,542	$10,453,772	$9,092,939	$9,034,881

Investments at Contract Value:
Cash and Equivalents	$17,896	$16,701	$27,584	$25,454
Fixed Maturity Synthetic GICS	17,915	16,719	33,161	30,600
Constant Duration Synthetic GICS	908,603	847,925	935,073	862,873
Total Investments at Contract Value:	$944,414	$881,345	$995,818	$918,927
Total Investments:	$11,455,956	$11,335,117	$10,088,757	$9,953,808

	2025	2024
Net appreciation	$1,770,933	$1,299,054
Dividends	23,689	44,245
Net investment income	1,794,622	1,343,299
Transfers in (out):
Contributions	756,323	763,520
Interest from loans	10,999	9,327
Benefit payments	(1,190,030)	(1,260,589)
Administrative expenses	(4,715)	(11,197)
Net transfers out	(427,423)	(498,939)

Net increase	1,367,199	844,360
Net assets:
Beginning of year	10,088,757	10,781,234
Net transfer out of Company Stock Investment Fund	—	(1,536,837)
End of year	$11,455,956	$10,088,757